Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Amortized cost	$ 107,272	$ 95,630
Allowance for credit losses on debt securities at FVOCI	(20)	(19)
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 78,357	$ 77,127